SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
Jun. 30, 2025
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Revenue recognition
Average payment terms	130 days
Maximum
Revenue recognition
Average payment terms	160 days